Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000027887 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027887 | Taiwan Semiconductor Manufacturing Co., Ltd. - FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027887 | Flex Ltd. - FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027887 | Visa, Inc., Class A - FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027887 | London Stock Exchange Group PLC - FR_B0SWJX907
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027887 | Salesforce, Inc. - FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027887 | Fiserv, Inc. - FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027887 | MercadoLibre, Inc. - FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027887 | Waste Management, Inc. - FR_94106L109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027887 | Veralto Corp. - FR_92338C103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027887 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000027887 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000027887 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000027887 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000027887 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027887 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027887 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027887 | Country SummaryIreland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027887 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027887 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027887 | Country SummaryJersey (Channel Islands)
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027887 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027887 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027887 | Country SummaryNorway
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027887 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027887 | 12114288
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000027887 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000027887 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000027887 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000027887 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000027887 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000027887 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027887 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027887 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027887 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027887 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000027884 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027884 | Taiwan Semiconductor Manufacturing Co., Ltd. - FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027884 | Flex Ltd. - FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027884 | Visa, Inc., Class A - FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027884 | London Stock Exchange Group PLC - FR_B0SWJX907
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027884 | Salesforce, Inc. - FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027884 | Fiserv, Inc. - FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027884 | MercadoLibre, Inc. - FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027884 | Waste Management, Inc. - FR_94106L109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027884 | Veralto Corp. - FR_92338C103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027884 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000027884 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000027884 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000027884 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000027884 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027884 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027884 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027884 | Country SummaryIreland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027884 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027884 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027884 | Country SummaryJersey (Channel Islands)
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027884 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027884 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027884 | Country SummaryNorway
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027884 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027884 | 12114288
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000027884 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000027884 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000027884 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000027884 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000027884 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000027884 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027884 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027884 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027884 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027884 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000027886 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027886 | Taiwan Semiconductor Manufacturing Co., Ltd. - FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027886 | Flex Ltd. - FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027886 | Visa, Inc., Class A - FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027886 | London Stock Exchange Group PLC - FR_B0SWJX907
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027886 | Salesforce, Inc. - FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027886 | Fiserv, Inc. - FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027886 | MercadoLibre, Inc. - FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027886 | Waste Management, Inc. - FR_94106L109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027886 | Veralto Corp. - FR_92338C103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027886 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000027886 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000027886 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000027886 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000027886 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027886 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027886 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027886 | Country SummaryIreland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027886 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027886 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027886 | Country SummaryJersey (Channel Islands)
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027886 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027886 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027886 | Country SummaryNorway
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027886 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027886 | 12114288
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000027886 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000027886 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000027886 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000027886 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000027886 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000027886 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027886 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027886 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027886 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027886 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000027890 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027890 | Taiwan Semiconductor Manufacturing Co., Ltd. - FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027890 | Flex Ltd. - FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027890 | Visa, Inc., Class A - FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027890 | London Stock Exchange Group PLC - FR_B0SWJX907
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027890 | Salesforce, Inc. - FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027890 | Fiserv, Inc. - FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027890 | MercadoLibre, Inc. - FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027890 | Waste Management, Inc. - FR_94106L109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027890 | Veralto Corp. - FR_92338C103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027890 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000027890 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000027890 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000027890 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000027890 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027890 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027890 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027890 | Country SummaryIreland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027890 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027890 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027890 | Country SummaryJersey (Channel Islands)
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027890 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027890 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027890 | Country SummaryNorway
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027890 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027890 | 12114288
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000027890 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000027890 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000027890 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000027890 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000027890 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000027890 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027890 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027890 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027890 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027890 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000230903 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230903 | Taiwan Semiconductor Manufacturing Co., Ltd. - FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230903 | Flex Ltd. - FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230903 | Visa, Inc., Class A - FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230903 | London Stock Exchange Group PLC - FR_B0SWJX907
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230903 | Salesforce, Inc. - FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230903 | Fiserv, Inc. - FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230903 | MercadoLibre, Inc. - FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230903 | Waste Management, Inc. - FR_94106L109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000230903 | Veralto Corp. - FR_92338C103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000230903 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000230903 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000230903 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000230903 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000230903 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230903 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230903 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230903 | Country SummaryIreland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000230903 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000230903 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000230903 | Country SummaryJersey (Channel Islands)
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000230903 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000230903 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000230903 | Country SummaryNorway
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000230903 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000230903 | 12114288
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000230903 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000230903 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000230903 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000230903 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000230903 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000230903 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230903 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000230903 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000230903 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000230903 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)